Dear Fellow Shareholders:

   Performance Review: On a short-term basis, your Fund had a total return of 8.7% for the quarter ended September 30, 2004. In comparison, the S&P Utilities Index had a total return of 6.7%. A composite of the S&P Utilities Index and the Lehman Utility Bond Index reflecting the stock and bond ratio of the Fund, had a total return of 6.3%. Year-to-date your Fund had a total return of 8.4%. In comparison, the S&P Utilities Index had a total return of 10.8%. A composite of the S&P Utilities Index and the Lehman Utility Bond Index had a total return of 9.1%.

   On a long-term basis, as of September 30, 2004, your Fund had a three-year cumulative total return of 32.4%. In comparison, the S&P Utilities Index had a total return during that period of -5.2%, while a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of -.7%.

   During the second quarter of 2004, your Fund paid three monthly 6.5 cents per share dividends. The 6.5 cents per share monthly rate, without compounding, would be 78 cents annualized, or a 6.95% common stock dividend yield based on the September 30, 2004, closing price of $11.23. This compares favorably with the quarter-end yields of 3.35% on the Dow Jones Utility Index and 3.63% on the S&P Utilities Index.

   The Investment Environment: Your Fund, and the utility sector in general, performed better in the third quarter than the broad stock market. The weight of $50 oil, continued turbulence in Iraq, and presidential election rhetoric pushed the broad stock market lower during the third quarter. The utility sector, however, enjoyed little negative news, continued evidence of improving balance sheets and liquidity, a comparatively attractive dividend yield, and favorable sensitivity to an unexpected move to lower long-term interest rates. As a result, investors gravitated to the utility sector as part of a defensive strategy.

   During the second quarter of 2004 U.S. economic growth, as measured by gross domestic product (GDP), slowed from the robust 4.5% annualized pace in the first quarter, with consumer spending decelerating markedly. The economy was generally viewed as being in a "soft patch." Looking back at the second quarter, the soft patch appears milder than previously estimated with other components of economic growth cushioning the impact of lower consumer spending on GDP. Capital spending accelerated and housing continued its torrid pace during the second quarter. The Commerce Department's final estimate of 3.3% annualized GDP growth during the second quarter exceeded market expectations and is an indicator that the economy is doing well.

   The Federal Reserve's (the Fed's) long-term objective is to manage monetary policy to achieve non-inflationary economic growth. In light of the good growth the economy is experiencing and the low level of interest rates, it is likely that the Fed will continue its actions to remove monetary accommodation with "measured" interest rate hikes. Beginning June 30, 2004, the Federal funds rate has been raised four times for a total of one percent. Despite higher short rates, bond yields have actually declined and the stock market, as indicated by the S&P 500 Index, has traded within a range of less than 100 points. This likely indicates that investors have generally been pleased with the Fed's conduct of monetary policy and believe that domestic and international concerns are manageable.

   Lighting up the Phone Lines: During the Internet and telecommunication mania of the late 1990's, numerous electric utilities entered the telecom business, either by laying fiber optic cable or by buying equipment to compete with the regional bell operating companies (RBOCs). Your Fund managers never believed that the electric companies could make money competing against the RBOCs. The RBOCs were pleased to have competition at the local level because of their strong incumbent position and, under the current regulatory regime, the RBOCs needed local competitors in order to gain entry into long distance markets. Most electric companies failed in their competitive attempts and exited their telecommunication businesses by either selling or shutting down the business and taking a write-off on their investment.

   Today, electric companies are once again considering telecom ventures, this time using broadband-over-power-line (BPL) technology. BPL technology should make the utility grid smarter and could enhance basic utility services since the technology will increase the current electric infrastructure functionality. BPL technology has the potential to lower utility operating costs and improve service quality and reliability, and could include: automated meter reading, voltage control, Supervisory Control and Data Acquisition (SCADA), equipment monitoring, energy management, load management, remote connection or disconnection, and power outage notification.

   With regard to actual telecom services, an electric utility could use a variety of business models to facilitate deployment of BPL The utility could take full control of rolling out the service, being totally responsible for capital investment and the revenue associated with it. A utility company might also partner with a technology and/or investment company to share the risks and rewards of deployment. Alternatively, a service company might make all the investment and deliver BPL services, working with and paying the utility company for placing enabling equipment on existing electric poles as other telecommunication providers already do. In any case, the market opportunity is significant. Estimates of current broadband penetration using cable modems and digital subscriber lines are only about 30%. There is plenty of room for growth, and ultimately utilities may be able to offer customers bundles of services--voice communication, data and Internet, and electricity. Near term, we do not view this service as a serious competitive threat to the RBOCs.

   Deployment of BPL in a profitable way will require overcoming numerous regulatory hurdles. State regulators have formed a task force to examine BPL and are expected to issue three white papers this year. The Federal Communications Commission (FCC) will have oversight of BPL and is issuing rules to regulate and promote BPL service. The role the Federal Energy Regulatory Commission (FERC) may play in BPL deployment, if any, has not been determined. As is usually the case, the technology is well ahead of the regulatory process.

   Board of Directors Meeting: At the regular October 2004 Board of Directors' meeting, the Board declared the following monthly dividend:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                          6.5       November 30 December 10

   As is customary, the Board will declare the December, January, and February dividends in mid-December.

   The determination of the character of all Fund distributions (specifying which portion is ordinary income, qualifying dividend income, short or long term capital gains, or return of capital) is made each year-end and is reported to shareholders on Form 1099-DIV, which is mailed every year in late January.

   The Board has reviewed the Fund's dividend policy and reaffirmed the current
6.5 cents per share per month distribution rate. Interest rates are at or near 40-year lows despite recent Federal Reserve actions and utility common stock dividends are well below their long-term average. Therefore, in 2004, the Fund has made increased use of realized gains to supplement its investment income and has reduced its use of short-term trading strategies designed to capture dividend income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from realized gains will be treated as ordinary income for tax purposes. In addition, the reduced use of short-term trading strategies by the Fund will lower the Fund's portfolio turnover rate and transaction costs and, after the Fund utilizes all of its tax loss carrryforwards, will potentially increase the portion of the Fund's distributions to shareholders that will be taxable at the lower income tax rate applicable to qualifying dividends. In the future, in order to maintain the Fund's dividend rate, in the absence of increases in the yields available on the Fund investments and/or realizable gains on Fund investments, the Fund's distributions may include a portion of non-taxable return of capital.

   Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available and offers direct deposit service through electronic funds transfer to all registered shareholders. These services are offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com). Information on these services is also available on the Fund's web site at the address noted below.

   Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site, http://www.dnpselectincome.com.

   We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

             /s/ Claire V. Hansen       /s/ Nathan I. Partain
             Claire V. Hansen,          Nathan I. Partain, CFA
             CFA Chairman               President and
                                        Chief Executive Officer

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                              September 30, 2004

COMMON STOCKS--85.9%

                                                                 Market
                                                                 Value
   Shares    Company                                            (Note 1)
   --------- -------                                         ---------------

             [_] ELECTRIC--50.5%

   1,501,000 Ameren Corp.................................... $    69,271,150
     800,000 Cinergy Corp...................................      31,680,000
     796,000 Dominion Resources Inc.........................      51,939,000
   1,000,000 DTE Energy Co..................................      42,190,000
     352,770 Duke Energy Corp...............................       8,074,905
   1,100,000 Energy East Corp...............................      27,698,000
   2,000,000 Exelon Corp....................................      73,380,000
   2,000,000 FirstEnergy Corp...............................      82,160,000
     579,400 FPL Group Inc..................................      39,584,608
   1,080,000 Iberdrola S.A. (Spain).........................      22,400,711
     215,000 National Grid Transco PLC ADR..................       9,208,450
     770,000 National Grid Transco PLC (United Kingdom).....       6,496,506
   1,200,000 NiSource, Inc..................................      25,212,000
   1,318,600 NSTAR..........................................      64,743,260
     690,000 Pinnacle West Capital Corp.....................      28,635,000
   1,375,000 Progress Energy Inc............................      58,217,500
   1,000,000 Public Service Enterprise Group Inc............      42,600,000
   1,000,000 Scottish & Southern Energy ADR.................      14,096,500
     850,000 Scottish & Southern Energy PLC (United Kingdom)      11,974,236
     368,700 Scottish Power PLC ADR.........................      11,370,708
   2,300,000 Southern Co....................................      68,954,000
   1,500,000 Vectren Corp...................................      37,770,000
     581,000 WPS Resources Corp.............................      26,139,190
   2,999,304 Xcel Energy Inc................................      51,947,945
                                                             ---------------
                                                                 905,743,669

             [_] GAS--7.5%

     926,000 AGL Resources Inc..............................      28,493,020
   1,000,000 Keyspan Corp...................................      39,200,000
     900,000 Peoples Energy Corp............................      37,512,000
   1,000,000 WGL Holdings Inc...............................      28,260,000
                                                             ---------------
                                                                 133,465,020

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                            Market
                                                            Value
         Shares    Company                                 (Note 1)
         --------- -------                              ---------------

                   [_] TELECOMMUNICATION--16.3%

         1,600,000 BCE Inc............................. $    34,640,000
           565,000 BT Group PLC ADR....................      18,616,750
         1,730,000 BellSouth Corp......................      46,917,600
         1,250,000 Chunghwa Telecom Co. Ltd............      22,012,500
         1,620,000 Citizens Communications Co..........      21,691,800
         1,642,230 SBC Communications, Inc.............      42,615,868
           856,250 Telecom Corp of New Zealand Ltd. ADR      27,237,313
         1,068,400 Telstra Corp. Ltd. ADR..............      18,088,012
         1,519,000 Verizon Communications Inc..........      59,818,220
                                                        ---------------
                                                            291,638,063

                   [_] NON-UTILITY--11.6%

            51,194 Alexandria Real Estate Equities Inc.       3,364,470
            64,478 AMB Property Corp...................       2,386,975
           251,692 Archstone Smith Trust...............       7,963,535
            66,534 Arden Realty Inc....................       2,167,678
           218,408 Boston Properties Inc...............      12,097,619
            77,653 Camden Property Trust...............       3,587,569
            78,453 CBL & Associates Properties Inc.....       4,781,710
           327,320 CenterPoint Properties Trust........      14,264,606
           208,999 Corporate Office Properties Trust...       5,354,554
           229,309 Developers Diversified Realty Corp..       8,977,447
           145,828 Duke Realty Corp....................       4,841,490
            72,914 Equity Office Properties Trust......       1,986,907
           248,610 Equity Residential..................       7,706,910
            53,774 Essex Property Trust Inc............       3,863,662
            45,000 Extra Space Storage Inc.............         573,750
           334,291 General Growth Properties Inc.......      10,363,021
            84,130 Health Care Property Investors Inc..       2,187,380
            63,800 Health Care REIT Inc................       2,245,760
            53,526 Healthcare Realty Trust Inc.........       2,089,655
            72,914 Home Properties Inc.................       2,884,478
            69,268 Hospitality Properties Trust........       2,943,197

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                               Market
                                                               Value
      Shares    Company                                       (Note 1)
      --------- -------                                    ---------------
         99,193 iStar Financial Inc....................... $     4,089,727
         78,994 Kilroy Realty Corp........................       3,004,142
         67,968 Kimco Realty Corp.........................       3,486,758
         72,720 LaSalle Hotel Properties..................       2,007,072
        139,226 The Macerich Co...........................       7,419,354
        116,597 Pan Pacific Retail Properties Inc.........       6,307,898
        265,662 ProLogis..................................       9,361,929
         78,538 Public Storage, Inc.......................       3,891,558
         45,571 Realty Income Corp........................       2,052,062
         84,355 Reckson Associates Realty Corp............       2,425,206
         67,231 Regency Centers Corp......................       3,125,569
         55,140 Shurgard Storage Centers Inc. Class A.....       2,139,432
        259,811 Simon Property Group Inc..................      13,933,664
        187,571 S.L. Green Realty Corp....................       9,718,053
         97,070 Starwood Hotels & Resorts Worldwide, Inc..       4,505,989
        127,119 United Dominion Realty Trust Inc..........       2,520,770
        229,679 Vornado Realty Trust......................      14,396,280
        183,350 Weingarten Realty Investors...............       6,052,384
                                                           ---------------
                                                               207,070,220
                                                           ---------------
                Total Common Stocks (Cost--$1,405,830,973)   1,537,916,972
                                                           ---------------

      PREFERRED STOCKS--18.8%

                [_] UTILITY--18.8%

        200,000 Alltel Corp.
                7 3/4% due 5/17/05........................      10,352,000
        750,000 Ameren Corp.
                9 3/4% due 5/15/05........................      20,595,000
      1,200,000 Centurytel Inc.
                6 7/8% due 5/15/05........................      31,704,000
        626,200 Cinergy Corp.
                9 1/2% due 2/16/05........................      38,235,772
        450,000 Dominion Resources Inc.
                9 1/2% due 11/16/04.......................      25,506,195

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                               Market
                                                               Value
     Shares    Company                                        (Note 1)
     --------- -------                                     ---------------
       986,700 DTE Energy Co.
               8 3/4% due 8/16/05......................... $    24,547,500
       223,500 EIX Trust II Series B
               8.60% due 10/29/29.........................       5,670,195
       500,000 FPL Group Inc.
               8 1/2% due 2/16/05.........................      28,450,000
     1,200,000 Great Plains Energy Inc.
               8% due 2/16/07.............................      30,132,000
       412,000 Keyspan Corp.
               8 3/4% due 5/16/05.........................      21,836,000
       775,000 Oneok Inc.
               8 1/2% due 2/16/06.........................      25,513,000
       500,000 Sempra Energy
               8 1/2% due 5/17/05.........................      15,480,000
       172,700 Southern Union Co.
               5 3/4% due 8/16/06.........................      11,057,981
       400,000 TXU Corp.
               8 3/4% due 11/16/05........................      20,840,000
       500,000 TXU Corp.
               8 1/8% due 5/16/06.........................      25,955,000
                                                           ---------------
               Total Preferred Stocks (Cost--$306,441,093)     335,874,643
                                                           ---------------

BONDS--31.2%
                                                      Ratings
                                             --------------------------
                                                               Standard
                                                                 and
Par Value                                      Fitch   Moody's  Poor's
----------- -                                --------- ------- --------

            [_] ELECTRIC--11.3%

$18,050,000 Comed Financing II
            8 1/2%, due 1/15/27............. Not Rated  Baa2     BBB        20,817,895
  7,500,000 Commonwealth Edison Co.
            9 7/8%, due 6/15/20............. A-         A3       A-          8,005,740
 24,000,000 Dominion Resources Capital Trust
            7.83%, due 12/01/27............. Not Rated  Baa2     BBB-       26,363,544

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                    Ratings
                                           --------------------------
                                                             Standard     Market
                                                               and        Value
Par Value   Company                          Fitch   Moody's  Poor's     (Note 1)
----------- -------                        --------- ------- -------- ---------------
$ 5,000,000 El Paso Electric Co., Series E
            9.40%, due 5/01/11............ Not Rated  Baa2     BBB    $     5,616,895
  5,000,000 Illinois Power Co.
            7 1/2%, due 7/15/25........... CCC+       B1       B            5,150,000
 15,825,000 Niagara Mohawk Power Corp.
            8 7/8%, due 5/15/07........... Not Rated  Baa3     A-          17,898,708
  5,000,000 Progress Energy Inc.
            7 3/4%, due 3/01/31........... BBB-       Baa2     BBB-         5,929,550
  9,000,000 PSEG Power LLC
            8 5/8%, due 4/15/31........... BBB        Baa1     BBB         11,559,726
 22,750,000 Puget Capital Trust
            8.231%, due 6/01/27........... Not Rated  Ba1      BB          21,967,127
 29,860,000 Southern California Edison Co.
            8%, due 2/15/07............... BBB+       A3       BBB         33,069,682
 13,000,000 Southern Co. Capital Trust II
            8.14%, due 2/15/27............ Not Rated  Baa1     BBB+        14,926,405
 11,750,000 Virginia Electric & Power Co.
            8 5/8%, due 10/01/24.......... A-         A2       A-          12,249,880
 17,700,000 Virginia Electric & Power Co.
            8 1/4%, due 3/01/25........... A-         A2       A-          18,682,102
                                                                      ---------------
                                                                          202,237,254

            [_] GAS--4.4%

  5,000,000 KN Energy Inc.
            7 1/4%, due 3/01/28........... BBB        Baa2     BBB          5,579,640
 10,000,000 Northern Border Partners LP
            8 7/8%, due 6/15/10........... BBB+       Baa2     BBB+        11,984,440
 15,000,000 Panhandle Eastern
            8 5/8%, due 4/15/25........... BBB-       Baa3     BBB-        15,893,310
  6,488,000 Southern Union Co.
            7.60%, due 2/01/24............ BBB        Baa3     BBB          7,370,070
  8,850,000 Southern Union Co.
            8 1/4%, due 11/15/29.......... BBB        Baa3     BBB         10,925,236

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                       Ratings
                                              --------------------------
                                                                Standard     Market
                                                                  and        Value
Par Value   Company                             Fitch   Moody's  Poor's     (Note 1)
----------- -------                           --------- ------- -------- ---------------
$10,000,000 TE Products Pipeline Co.
            7.51%, due 1/15/28............... Not Rated  Baa3     BBB    $    10,828,040
 15,500,000 Trans-Canada Pipeline
            9 1/8%, due 4/20/06.............. Not Rated  A3       BBB+        16,891,962
                                                                         ---------------
                                                                              79,472,698

            [_] TELECOMMUNICATION--8.5%

  4,200,000 AT&T Wireless Services Inc.
            7 1/2%, due 5/01/07.............. BBB        Baa2     BBB          4,629,925
 22,000,000 British Telecom PLC
            8 3/8%, due 12/15/10............. A          Baa1     A-          26,561,832
 15,000,000 Centurytel Inc.
            8 3/8%, due 10/15/10............. BBB+       Baa2     BBB+        17,717,565
  5,000,000 Centurytel Inc.
            6 7/8%, due 1/15/28.............. BBB+       Baa2     BBB+         5,182,315
  5,645,000 Comcast Cable Communications Inc.
            8 3/8%, due 5/01/07.............. BBB        Baa3     BBB          6,309,580
 10,000,000 France Telecom SA
            7 3/4%, due 3/01/11.............. A-         Baa2     BBB+        11,986,010
 17,625,000 GTE Corp.
            7.90%, due 2/01/27............... A+         A3       A+          19,353,537
  5,000,000 GTE North Inc., Series C
            7 5/8%, due 5/15/26.............. A+         A1       A+           5,323,140
 10,000,000 Sprint Capital Corp.
            8 3/8%, due 3/05/12.............. BBB        Baa3     BBB-        12,128,720
 10,000,000 TCI Communications Inc.
            8 3/4%, due 8/01/15.............. BBB        Baa3     BBB         12,487,730
  6,724,000 360 Communications Co.
            7 1/2% due 3/01/06............... A          A2       A            7,161,248
  4,314,000 Tritel PCS Inc.
            10 3/8%, due 1/15/11............. BBB        Baa2     BBB          4,923,961
 10,500,000 Verizon Global Funding Corp.
            7 3/4%, due 12/01/30............. A+         A2       A+          12,613,881

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                      Ratings
                                            ----------------------------
                                                                Standard     Market
                                                                  and        Value
Par Value    Company                          Fitch    Moody's   Poor's     (Note 1)
------------ -------                        --------- --------- -------- ---------------
$  5,000,000 Vodaphone Group PLC
             7 7/8%, due 2/15/30........... A         A2          A      $     6,332,335
                                                                         ---------------
                                                                             152,711,779

             [_] NON-UTILITY--7.0%

 #25,000,000 Belford U.S. Capital Co. LLC
             1.85%, due 3/08/05............ AAA       Not Rated   AAA         25,005,900
   7,361,000 Continental Cablevision Inc.
             9.50%, due 8/01/13............ Not Rated Baa3        BBB          8,062,577
 #45,000,000 Countrywide Home Loans Inc.
             1.67%, Series L, due 1/18/05.. A         A3          A           45,000,135
   8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20........... A         A2          A+          11,706,808
 #15,000,000 Sigma Finance Inc.
             1.98%, due 1/28/05............ AAA       Aaa         AAA         15,007,530
 #20,000,000 Stanfield Victoria Funding LLC
             1.955%, due 6/01/05........... Not Rated Aaa         AAA         20,004,280
                                                                         ---------------
                                                                             124,787,230
                                                                         ---------------
             Total Bonds (Cost--$546,122,899)...........................     559,208,961
                                                                         ---------------

  U.S. TREASURY OBLIGATION--0.1%

    2,000,000 U.S. Treasury Bond
              10 3/4%, due 8/15/05.............................      2,148,204
                                                                --------------
              Total U.S. Treasury Obligation (Cost--$2,394,375)      2,148,204
                                                                --------------

  U.S. GOVERNMENT AGENCY OBLIGATIONS--9.3%

   25,000,000 Federal Home Loan Mortgage Corp.
              9%, due 11/15/13.................................     25,191,400
   84,500,000 Federal National Mortgage Assn.
              8 1/2%, due 5/26/05..............................     85,307,060

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                                                 Market
Par Value/                                                                       Value
Shares         Company                                                          (Note 1)
-------------- -------                                                       ---------------
#$  13,223,842 Overseas Private Investment Corp., Series A
               1 1/2%, due 12/16/06......................................... $    13,205,024
   # 8,408,828 Overseas Private Investment Corp., Series B
               1 1/2%, due 12/16/06.........................................       8,396,862
   # 2,206,105 Overseas Private Investment Corp., Series C
               1 1/2%, due 12/16/06.........................................       2,202,952
     # 910,147 Overseas Private Investment Corp., Series D
               1 1/2%, due 12/16/06.........................................         908,852
   # 8,910,723 Overseas Private Investment Corp., Series E
               1 1/2%, due 12/16/06.........................................       8,898,043
   # 4,418,734 Overseas Private Investment Corp., Series F
               1 1/2%, due 12/16/06.........................................       4,412,446
   # 4,030,911 Overseas Private Investment Corp., Series G
               1 1/2%, due 12/16/06.........................................       4,025,175
   # 2,904,433 Overseas Private Investment Corp., Series H
               1 1/2%, due 12/16/06.........................................       2,900,300
   # 6,705,421 Overseas Private Investment Corp., Series I
               1 1/2%, due 12/16/06.........................................       6,695,879
   # 2,903,447 Overseas Private Investment Corp., Series J
               1 1/2%, due 12/16/06.........................................       2,899,315
    #1,279,885 Overseas Private Investment Corp., Series K
               1 1/2%, due 12/16/06.........................................       1,278,064
                                                                             ---------------
               Total U.S. Government Agency Obligations (Cost--$173,006,926)     166,321,372
                                                                             ---------------

MONEY MARKET INSTRUMENTS--24.5%

  # 13,837,200 AIM STIC Liquid Assets Portfolio.............................      13,837,200
  # 25,000,000 Chesham Finance LLC
               1.935%, due 10/25/04.........................................      25,000,000

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                                                     Market
Par Value/                                                                           Value
Shares                                                                              (Note 1)
-------------                                                                    ---------------
#$ 25,000,000 Credit Suisse First Boston LLC Repurchase Agreement
              1.925%, dated 9/30/04, due 10/01/04, with a repurchase price of
              $25,001,337 and collateralized by
              $20,610,000 ABSN 2004-HE5 A1 144A 5.00% ABS due 8/27/34;
              $5,000,000 ABSN 2004-HE5 A2 144A 7.00% ABS due 8/27/34;
              $299,625 CSFB 2004-6 B3 4.76% CMO due 9/25/19; and
              $1,284,208 INDX 2004-AR9 5M5 4.34% CMO due 11/25/34............... $    25,000,000
  #50,000,000 Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement
              1.925%, dated 9/30/04, due 10/01/04, with a repurchase price of
              $50,002,674 and collateralized by
              $1,288,000 BAYV 2003-E M3 3.84% ABS due 10/28/34;
              $1,000,000 BAYV 2003-F M4 3.94% ABS due 9/28/43;
              $10,182,000 CWALT 2004-16CB B1 5.66% CMO due 8/25/34;
              $5,000,000 FRENT 2004-C A 144A 5.25% ABS due 8/25/34;
              $3,550,000 MSAC-NC5 M2 3.09% ABS due 7/25/34;
              $2,000,000 RAMP 2004-RS1 MII2 3.29% ABS due 1/25/34;
              $25,000,000 Scana Corp. 2.16% Senior Note due 11/15/06;
              $1,691,590 SBA 505301 4.63% ABS due 2/25/26;
              $500,000 SBA 505309 3.88% ABS due 1/25/26; and
              $435,000 SBA 505374 3.88% ABS due 4/25/26.........................      50,000,000
   50,000,000 General Electric Capital Corp.
              1.74%, due 10/01/04...............................................      50,000,000
  #50,000,000 Goldman Sachs & Co. Repurchase Agreement
              1.945%, dated 9/30/04, due 10/01/04, with a repurchase price of
              $50,002,701 and collateralized by
              $50,915,481 Merrill Lynch & Co. 2.11% Medium Term Note due 9/18/06      50,000,000
  #50,000,000 Greenwich Capital Markets Inc. Repurchase Agreement,
              1.955%, dated 9/30/04, due 10/01/04, with a repurchase price of
              $50,002,715 and collateralized by
              $3,624,750 CWALT 2004-18CB 2A9 5.70% CMO due 9/25/34;
              $1,000,000 CWALT 2004-18CB 5A2 6.25% CMO due 9/25/34;
              $5,968,000 GMAC 2004-HE2 A2 2.88% ABS due 10/25/33;
              $19,495,500 RALI 2004-QS12 A4 2.24% CMO due 9/25/34;
              $14,885,000 RAMP 2004-RZ3 AI2 3.42% ABS due 10/25/27; and
              $6,000,000 WAMU 2004-AR7 A6 3.96% CMO due 7/25/34.................      50,000,000

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                                                  Market
Par Value/                                                                        Value
Shares                                                                           (Note 1)
-------------                                                                 ---------------
#$ 18,301,498 Janus Institutional Cash Reserves Fund......................... $    18,301,498
  #28,000,000 Lehman Brothers Inc. Repurchase Agreement,
              1.925%, dated 9/30/04, due 10/01/04, with a repurchase price of
              $28,001,497 and collateralized by
              $1,000,000 GT 1995-3 B1 7.85% ABS due 8/15/25;
              $3,620,000 GT 1995-5 B1 7.30% ABS due 9/15/26;
              $12,975,000 GT 1995-6 M1 8.10% ABS due 9/15/26;
              $655,000 INHEL 2003-A MV4 4.59% ABS due 12/25/32;
              $10,000,000 MSAC 2004-HE2 B3 5.34% ABS due 3/25/34; and
              $125,000 Northwest Airlines Corp.
              7.58% Pass-Thru Certificates due 3/01/19.......................      28,000,000
  #50,000,000 Merrill Lynch Government Securities Inc. Repurchase Agreement,
              1.955%, dated 9/30/04, due 10/01/04, with a repurchase price of
              $50,02,715 and collateralized by $5,250,000 BSCMS 2004-ESA J
              5.82% 144A CMO due 5/14/16;
              $5,000,000 BSCMS 2004-HS2A J 3.97% 144A CMO due 1/14/16;
              $1,264,000 BSARM 2004-7 B3 4.36% CMO due 10/25/34;
              $4,545,000 BSABS 2004-AC4 B 3.74% CMO due 8/25/34;
              $4,000,000 CWRT 2004-1R A 5.75% 144A CMO due 4/27/34;
              $150,000 DLJCM 1998-CF2 B1 7.29% CMO due 11/12/31;
              $4,000,000 EQIFP 1997-1 B 7.37% CMO due 12/20/15;
              $11,354,000 FCLT 1997-CHL1 D 7.85% 144A CMO due 4/29/39;
              $1,000,000 FUNBC 2001-C2 J 7.85% 144A CMO due 1/12/43;
              $2,750,000 FHLT 2004-C M6 3.74% ABS due 8/25/34;
              $200,000 GMACC 1998-C1 F 7.09% CMO due 5/15/30;
              $1,528,000 MLMI 2004-A2 M3 3.96% CMO due 7/25/34;
              $2,000,000 NCHET 2004-A MI2 5.65% ABS due 8/25/34;
              $1,000,000 RAMP 2004-RS1 MII6 6.34% ABS due 1/25/34;
              $8,705,000 SBM7 1997-HUD2 B2 7.00% CMO due 7/25/24;
              $12,020,000 SUNOT 2004-1A D 4.93% 144A ABS due 10/20/20; and
              $745,000 WFMBS 2004-R B3 4.46% CMO due 9/25/34.................      50,000,000

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                                                          Market
Par Value/                                                                                Value
Shares                                                                                   (Note 1)
------------                                                                          ---------------
#$50,000,000 Nomura Securities International Inc. Repurchase Agreement, 1.925%, dated
             9/30/04, due 10/01/04, with a repurchase price of
             $50,002,674 and collateralized by
             $36,521,739 AMAC 2002-9 A2 5.75% CMO due 12/25/32;
             $49,895,682 BOAA 2003-2 CB6 6.16% CMO due 4/25/33;
             $2,550,384 CWHL 2002-16 1A14 6.50% CMO due 9/25/32;
             $43,855,000 CWHL 2003-J3 1A2 5.61% CMO due 5/25/33;
             $27,000,000 CWALT 2002-17 A6 6.21% CMO due 1/25/33;
             $34,543,797 CWHL 2002-31 A11 6.00% CMO due 1/25/33;
             $20,746,666 CWHL 2003-41 A2 5.25% CMO due 12/25/33;
             $7,288,331 CSFB 2002-22 4X 7.50% CMO due 7/25/32;
             $22,362,549 FNT 1999-2 4X 6.50% CMO due 4/25/29;
             $4,615,000 FNW 2002-W1 2AI0 0.55% CMO due 4/25/42;
             $33,580,000 FHASI 2003-9 1A9 5.76% CMO due 11/25/33;
             $25,000,000 GECMC 2001-1 X2 0.95% 144A CMO due 5/15/33;
             $150,000 GMACC 2002-C3 A2 CMO 4.93% due 7/10/39;
             $880,000 JPMCC 2004-C2 A2 5.26% CMO due 5/15/41;
             $101,338,619 JPMCC 2004-FL1A XFL 0.11% 144A CMO due 4/16/19;
             $33,330,000 MASTR 2003-7 4A36 5.26% CMO due 9/25/33;
             $41,266,071 MASTR 2003-7 4A46 5.71% CMO due 9/25/33;
             $37,452,188 MASTR 2003-2 2A7 6.26% CMO due 3/25/18;
             $76,418,250 MSSTR 2003-1 3A3 6.26% CMO due 2/25/33;
             $2,075,000 MSC 1997-C1 B 7.69% CMO due 2/15/20;
             $1,780,192 NAA 2003-A1 APO 0.00% CMO due 5/25/33;
             $11,731,677 PNCMS 1999-5 2X 6.75% CMO due 7/25/29;
             $11,795,857 PRIME 2003-1 A9 6.09% CMO due 6/25/33;
             $4,442,200 PHMS 1993-61 A14 18.13% CMO due 12/25/08;
             $44,596,331 RALI 2002-QS19 A3 6.16% CMO due 12/25/32;
             $50,000,000 RALI 2002-QS12 A3 6.16% CMO due 9/25/32;
             $26,500,000 RALI 2003-QS15 A5 5.50% CMO due 8/25/33;
             $20,000,000 RFMSI 2002-S19 A9 6.11% CMO due 12/25/32;
             $74,799,662 RFMSI 2003-S4 A11 5.71% CMO due 3/25/33;
             $1,500,000 SBM7 2001-C2 A2 6.17% CMO due 2/13/10;
             $138,474,267 SASC 2002-26 1A17 5.60% CMO due 1/25/33;
             $32,381,630 SASC 2003-1 1A7 5.25% CMO due 2/25/18;
             $385,530 SAMI 2004-AR1 2A1 3.37% CMO due 3/19/34;
             $12,934,000 WAMU 2002-S8 2A3 5.25% CMO due 1/25/18;
             $41,666,000 WAMMS 2003-MS5 1A5 5.66% CMO due 3/25/18;
             $25,833,333 WFMBS 2002-18 1A6 6.00% CMO due 12/25/32;
             $452,391,709 WFMBS 2002-18 2AIO 0.65% CMO due 12/25/32; and
             $39,651,000 WFMBS 2004-4 A6 5.16% CMO due 5/25/34....................... $    50,000,000

    The accompanying note is an integral part of this financial statement.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2004

                                                                                             Market
Par Value/                                                                                   Value
Shares                                                                                      (Note 1)
-----------------                                                                       ---------------
$30,000,000         Toyota Motor Credit Corp.
                    1.65%, due 10/01/04................................................ $    30,000,000
                                                                                        ---------------
                    Total Money Market Instruments (Amortized Cost--$440,138,698)......     440,138,698
                                                                                        ---------------
CASH AND OTHER ASSETS LESS LIABILITIES (40.1%).........................................    (750,354,187)
                                                                                        ---------------
REMARKETED PREFERRED STOCK
  ($.001 par value per share; 100,000,000 shares authorized and 5,000 shares issued and
  outstanding; liquidation preference $100,000 per share)..............................    (500,000,000)
                                                                                        ---------------
NET ASSETS APPLICABLE TO COMMON STOCK
  (equivalent to $8.12 per share of common stock based on 220,730,830 shares of common stock outstanding; authorized 250,000,000 shares).................................... $ 1,791,254,663
                                                                                        ===============

#  This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.
--------
SIGNIFICANT ACCOUNTING POLICIES:

(1)The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

(2)At December 31, 2003, the Fund's most recent fiscal tax year end, based on a tax cost of investments of $2,712,873,413, the Fund had gross unrealized appreciation of $253,248,708 and unrealized depreciation of $92,979,901.

Board of Directors

STEWART E. CONNER

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

FRANCIS E. JEFFRIES, CFA
Vice Chairman

NATHAN I. PARTAIN, CFA
President, Chief Executive Officer and Chief Investment Officer

JOYCE B. RIEGEL
Chief Compliance Officer

T. BROOKS BEITTEL, CFA
Senior Vice President
and Secretary

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President and Treasurer

DIANNA P. WENGLER
Assistant Vice President and Assistant Secretary
DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
190 South LaSalle Street
Chicago, Illinois 60603

Registered Independent Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                     DNP Select
                                                               Income Fund Inc.


                                                                  Third Quarter
                                                                        Report


                                                                      September
                                                                       30, 2004
[Artwork]